Earnings (loss) per share	6 Months Ended
Jun. 30, 2022
Earnings (loss) per share
Earnings (loss) per share

(18) Earnings (loss) per share

The Company’s basic earnings (loss) per share for the three and six months ended June 30, 2022 is based on results for the period from the date of Business Combination, May 27, 2022 to June 30, 2022, the period where the Company had earnings (loss) attributable to Class A common stockholders. The Company’s diluted earnings (loss) per share for the three and six months ended June 30, 2022 is based on the results of operations for the respective periods. This is because the numerator calculated for basic earnings (loss) per share adjusts for the results of operations that are attributable to the Class B common stockholders who are also the Continuing JerseyCo Owners of GBT JerseyCo (which is a predecessor to GBTG). The Company analyzed the calculations of net loss per share for periods prior to the Business Combination and determined that the values would not be meaningful to the users of these unaudited consolidated financial statements as it did not represent equity structure post Business Combination transaction.

Basic earnings (loss) per share is based on the average number of shares of Class A common stock outstanding during the period. Diluted earnings (loss) per share is based on the average number of shares of Class A common stock used for the basic earnings per share calculation, adjusted for the dilutive effect of warrants and GBTG MIP Options using the “treasury stock” method, and Earnout Shares and GBTG’s Class B common stock that convert into potential shares of Class A common stock, using the “if converted” method. Net earnings (loss) for diluted loss per share is adjusted for the Company’s share of GBT JerseyCo’s consolidated net earnings (loss), net of GBTG’s income taxes, after giving effect to GBT JerseyCo’s B ordinary shares that convert into potential shares of GBTG’s Class A common stock, to the extent it is dilutive.

As discussed in note 15 – Earnout Shares, the Company has issued and outstanding approximately 15 million of Earnout Shares, which are subject to forfeiture if the achievement of certain stock price thresholds are not met. In accordance with ASC 260, “Earnings Per Share,” Earnout Shares are excluded from weighted-average shares outstanding to calculate basic earnings (loss) per share as they are considered contingently issuable shares due to their potential forfeiture. Earnout Shares will be included in weighted-average shares outstanding to calculate basic earnings (loss) per share as of the date their stock price thresholds are met and they are no longer subject to forfeiture. Additionally, Dividends accrued on Earnout Shares, if any, will be forfeited if the pricing thresholds for Earnout Shares are not met during the specified time period.

As the exercise price of approximately 39 million warrants and approximately 25 million GBTG MIP Options (i.e. GBTG MIP Options other than those considered as dilutive in the table below) is higher than the average market price of the Class A common stock, including such warrants and GBTG MIP Options within the calculation of diluted earnings (loss) per share would have resulted in anti-dilutive effect on earnings (loss) per share. Hence such warrants and GBTG MIP options have been excluded from the calculation of diluted earnings per share.

GBTG’s Class B common stock does not have economic rights in the Company, including rights to dividends or distributions upon liquidation. As such, basic earnings (loss) per share of Class B common stock have not been presented. However, as these shares can be converted to Class A common stock under the provisions of Exchange Agreement, Class B common stock has been included in the calculations of diluted earnings (loss) per share.

The following table reconciles the numerators and denominators used in the computation of basic and diluted earnings (loss) per share from continuing operations:

	Three months ended	Six months ended
(in $ millions, except share and per share data)	June 30, 2022	June 30, 2022
Numerator – Basic and diluted earnings (loss) per share:
Net income attributable to the Company’s Class A common stockholders (A)	$21	$21
Add: Net loss attributable to non-controlling interests in subsidiaries (1)	(23)	(114)
Net loss attributable to the Company’s Class A and Class B common stockholders – Diluted (B)	$(2)	$(93)

Denominator – Basic and diluted weighted average number of shares outstanding:
Weighted average number of Class A common stock outstanding – Basic (C)	48,867,969	48,867,969
Assumed exercise of GBTG MIP Options	1,003,771	1,003,771
Assumed conversion of Class B common stock	394,448,481	394,448,481
Weighted average number of Class A common stock outstanding – Diluted (D)	444,320,221	444,320,221

Basic earnings per share attributable to the Company’s Class A common stockholders: (A) / (C)	$0.44	$0.44

Diluted loss per share attributable to the Company’s Class A and Class B common stockholders: (B) / (D)	$—	$(0.21)
(1)	Primarily represents net loss attributed to the Continuing JerseyCo Owners for the periods prior to the Business Combination and their proportionate share of income (loss) after the Business Combination.